CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Trade receivables	€ 239,410	€ 243,977
Receivables from financing activities	732,947	790,377
Current tax receivables	6,125	1,312
Other current assets	45,441	53,729
Total	1,023,923	1,089,395
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	19,174
Provisions, ending balance	€ 21,993	19,174
Averege contractual duration at inception of contracts	66 months
Weighted average interest rate (percent)	5.10%
Prepayments	€ 27,980	31,611
Italian and foreign VAT credits	11,988	12,032
Due from personnel	959	747
Security deposits	1,014	932
Other receivables	3,500	8,407
Other current receivables	17,461	22,118
Total current receivables, excluding prepayments	995,943	1,057,784
FCA Group companies
Disclosure of financial assets [line items]
Trade receivables	75,245	75,694
Dealers
Disclosure of financial assets [line items]
Trade receivables	48,166	47,208
Sponsors
Disclosure of financial assets [line items]
Trade receivables	30,058	42,789
Brand activities
Disclosure of financial assets [line items]
Trade receivables	33,283	15,650
Other
Disclosure of financial assets [line items]
Trade receivables	€ 52,658	62,636
Bottom of range
Reconciliation of changes in other provisions [abstract]
Trade receivables settlement period	15 days
Top of range
Reconciliation of changes in other provisions [abstract]
Trade receivables settlement period	60 days
Other
Disclosure of financial assets [line items]
Trade receivables	€ 4,287	4,380
Japanese Yen
Disclosure of financial assets [line items]
Trade receivables	3,151	16,310
Chinese Yuan
Disclosure of financial assets [line items]
Trade receivables	2,947	3,819
Pound Sterling
Disclosure of financial assets [line items]
Trade receivables	2,915	1,222
U.S. Dollar
Disclosure of financial assets [line items]
Trade receivables	53,618	62,701
Euro Member Countries, Euro
Disclosure of financial assets [line items]
Trade receivables	172,492	155,545
Overdue
Disclosure of financial assets [line items]
Trade receivables	32,336	18,567
Receivables from financing activities	11,943	41,594
Current tax receivables	0	0
Reconciliation of changes in other provisions [abstract]
Other current receivables	5	0
Total current receivables, excluding prepayments	44,284	60,161
Due within one year
Disclosure of financial assets [line items]
Trade receivables	207,074	225,402
Receivables from financing activities	144,621	146,412
Current tax receivables	5,667	690
Reconciliation of changes in other provisions [abstract]
Other current receivables	16,767	21,572
Total current receivables, excluding prepayments	374,129	394,076
Due between one and five years
Disclosure of financial assets [line items]
Trade receivables	0	8
Receivables from financing activities	529,489	554,030
Current tax receivables	458	622
Reconciliation of changes in other provisions [abstract]
Other current receivables	682	539
Total current receivables, excluding prepayments	530,629	555,199
Due beyond five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	46,894	48,341
Current tax receivables	0	0
Reconciliation of changes in other provisions [abstract]
Other current receivables	7	7
Total current receivables, excluding prepayments	46,901	48,348
Payment Guarantee
Reconciliation of changes in other provisions [abstract]
Guarantees through third parties	132,014	89,014
Client Financing
Disclosure of financial assets [line items]
Receivables from financing activities	704,014	758,679
Client Financing | Overdue
Disclosure of financial assets [line items]
Receivables from financing activities	11,943	41,594
Client Financing | Due within one year
Disclosure of financial assets [line items]
Receivables from financing activities	134,972	136,602
Client Financing | Due between one and five years
Disclosure of financial assets [line items]
Receivables from financing activities	513,079	536,954
Client Financing | Due beyond five years
Disclosure of financial assets [line items]
Receivables from financing activities	44,020	43,529
Dealer Financing
Disclosure of financial assets [line items]
Receivables from financing activities	€ 28,933	€ 31,698
Dealer Financing | Bottom of range
Reconciliation of changes in other provisions [abstract]
Dealer financing receivables, interest rates (percent)	6.00%	5.20%
Dealer Financing | Top of range
Reconciliation of changes in other provisions [abstract]
Dealer financing receivables, interest rates (percent)	3.30%	2.90%
Dealer Financing | Overdue
Disclosure of financial assets [line items]
Receivables from financing activities	€ 0	€ 0
Dealer Financing | Due within one year
Disclosure of financial assets [line items]
Receivables from financing activities	9,649	9,810
Dealer Financing | Due between one and five years
Disclosure of financial assets [line items]
Receivables from financing activities	16,410	17,076
Dealer Financing | Due beyond five years
Disclosure of financial assets [line items]
Receivables from financing activities	2,874	4,812
Loans to consumers [member]
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	11,556	18,671
Provision	3,530	2,455
Change in scope of consolidation	0	(8,409)
Use and other changes	(8,138)	(1,161)
Provisions, ending balance	6,948	11,556	€ 18,671
Trade receivables
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	19,174	18,371
Provision	3,231	3,504
Use and other changes	(412)	(2,701)
Provisions, ending balance	€ 21,993	€ 19,174	€ 18,371
ITALY | Factoring of receivables | Floating interest rate | EURIBOR
Reconciliation of changes in other provisions [abstract]
Basis spread on variable rate (percent)			3.50%
UNITED STATES | Factoring of receivables | Floating interest rate | LIBOR
Reconciliation of changes in other provisions [abstract]
Basis spread on variable rate (percent)		3.50%	3.50%